NONCONTROLLING INTERESTS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) a	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2025
Schedule of Equity Method Investments [Line Items]
Equity loss related to Ferncliff Investors joint venture	$ 830	$ 0	$ 15,477
Discontinued Operations, Disposed of by Sale | New Zealand Joint Venture
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest ownership percentage by noncontrolling owners (as percent)				23.00%
Matariki Forestry Group
Schedule of Equity Method Investments [Line Items]
Acres of timberland owned | a	412,000
Ferncliff Investors
Schedule of Equity Method Investments [Line Items]
Purchase price			65,500
Equity loss related to Ferncliff Investors joint venture	$ 800		16,000
Equity income attributable to Rayonier	$ 300		$ 4,500
Ferncliff Investors | Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Number of acres to be developed (in acres) | a	5
Ferncliff Investors | Ferncliff Management
Schedule of Equity Method Investments [Line Items]
Ownership interest owned by limited partners (as percent)	33.33%
Bainbridge Landing LLC | Ferncliff Investors
Schedule of Equity Method Investments [Line Items]
Ownership interest owned by limited partners (as percent)	50.00%
Rayonier | Matariki Forestry Group
Schedule of Equity Method Investments [Line Items]
Ownership percentage by parent (as percent)	77.00%